Goodwill And Other Intangibles Goodwill And Other Intangibles (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 6,653	$ 7,182	$ 7,509
Goodwill impairment	0	508	528
Goodwill impairment, after tax	0	508	496
Network Power [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	2,144	2,218	2,832
Goodwill impairment		508	528
Power Generation and Motors [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	430
Drives [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 232
Network Power - Europe, Middle East, and Africa [Member] | Network Power [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment		$ 508
Goodwill impairment per share		$ 0.72
Artesyn (Embedded Computing and Power) [Member] | Network Power [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment			503
Goodwill impairment, after tax			$ 475
After-tax goodwill impairment loss per share			$ 0.65
Net income tax charges			$ 70
Net income tax charges per share			$ 0.10
Connectivity Solutions [Member] | Network Power [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment			$ 25
Goodwill impairment, after tax			$ 21
After-tax goodwill impairment loss per share			$ 0.03